Short-term bank loans	12 Months Ended
Sep. 30, 2018
Short-term Debt [Abstract]
Short-term bank loans

Note 7 — Short-term bank loans

Short-term bank loans consist of the following:

	September 30, 2018	September 30, 2017
Bank of China (Lishui Branch) (1)	$-	$300,530
Bank of China (Lishui Branch) (2)	-	1,352,387
Bank of China (Lishui Branch) (3)	1,455,580	-
Total	$1,455,580	$1,652,917

(1)	On August 25, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 2 million (equivalent of $300,530) as working capital for eleven months, with a due date on July 16, 2018 at an annual effective interest rate of 5.89%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.

(2)	On July 21, 2017, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 9 million (equivalent of $1,352,387) as working capital for one year, with a due date on July 21, 2018 at an annual effective interest rate of 5.89%. The loan was secured by the real property and land use right owned by Forasen Group Co., a related party. The loan was also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company. The loan was repaid upon maturity.

(3)	On July 11, 2018, Forest Food, a subsidiary of the Company, entered into a loan agreement with the Bank of China (Lishui Branch) to borrow RMB 10 million (equivalent of $1,455,580) as working capital for six months, with a due date on January 10, 2019 at an annual effective interest rate of 6.09%. The loan is secured by the real property and land use right owned by Forasen Group Co., a related party. The loan is also guaranteed by Zhejiang Lishui Xinyite Automation Technology Co., Ltd., Lishui Kaige Bearing Co., Ltd., and Zhejiang MeiFeng Tea Industry co., Ltd, three unrelated parties, as well as two principal officers of the Company.